T. ROWE PRICE INSTITUTIONAL EMERGING MARKETS BOND FUND
March 31, 2020 (Unaudited)

Portfolio of Investments‡	Par/Shares	$ Value		Par/Shares	$ Value
(Cost and value in $000s)			(Cost and value in $000s)
ARGENTINA 2.5%			BAHAMAS 2.4%
Corporate Bonds 0.6%			Government Bonds 2.4%
Banco Macro,			Commonwealth of Bahamas,
17.50%, 5/8/22 (1)	1,955,000	13	6.00%, 11/21/28 (USD)	600,000	527
IRSA Propiedades Comerciales,			Commonwealth of Bahamas,
8.75%, 3/23/23 (USD) (1)	1,180,000	863	6.00%, 11/21/28 (USD) (1)	10,045,000	8,825

MercadoLibre,			Total Bahamas
2.00%, 8/15/28 (USD)	300,000	388	(Cost $10,912)		9,352
Tarjeta Naranja, FRN,
BDLRPP + 3.50%, 10.421%,
4/11/22 (USD) (1)	1,278,000	231	BAHRAIN 0.1%
YPF,
8.50%, 7/28/25 (USD)	645,000	339	Government Bonds 0.1%
YPF,			Kingdom of Bahrain,
8.75%, 4/4/24 (USD)	530,000	303	7.50%, 9/20/47 (USD)	400,000	338
YPF, FRN,
BDLRPP + 4.00%, 10.727%,			Total Bahrain
7/7/20 (USD) (1)	260,000	47	(Cost $367)		338
		2,184	BARBADOS 0.1%
Government Bonds 1.9%
Province of Buenos Aires, FRN,			Government Bonds 0.1%
BDLRPP + 3.83%, 43.079%,			Government of Barbados,
5/31/22	9,679,000	61	6.50%, 10/1/29 (USD) (1)	500,000	450
Republic of Argentina,			Total Barbados
5.875%, 1/11/28 (USD)	1,855,000	507	(Cost $505)		450
Republic of Argentina,
7.50%, 4/22/26 (USD)	11,655,000	3,293
Republic of Argentina,			BERMUDA 0.6%
8.28%, 12/31/33 (USD)	8,980,053	3,230
Republic of Argentina, STEP,			Government Bonds 0.6%
3.75%, 12/31/38 (USD)	535,000	162	Government of Bermuda,
Republic of Argentina, VR,			4.75%, 2/15/29 (USD) (1)	2,230,000	2,271

0.00%, 12/15/35 (USD) (2)	3,870,000	31	Total Bermuda
		7,284	(Cost $2,312)		2,271
Total Argentina
(Cost $26,227)		9,468	BRAZIL 13.4%

ARMENIA 0.1%			Corporate Bonds 4.6%
			Azul Investments,
Government Bonds 0.1%			5.875%, 10/26/24 (USD)	400,000	224
			Azul Investments,
Republic of Armenia,			5.875%, 10/26/24 (USD) (1)	1,705,000	953
3.95%, 9/26/29 (USD) (1)	435,000	386	Banco BTG Pactual, VR,
Total Armenia			7.75%, 2/15/29 (USD) (3)	1,100,000	946
(Cost $427)		386	Banco do Brasil, VR,
			6.25% (USD) (3)(4)	2,300,000	1,818

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INSTITUTIONAL EMERGING MARKETS BOND FUND

	Par/Shares	$ Value		Par/Shares	$ Value
(Cost and value in $000s)			(Cost and value in $000s)
Banco do Brasil, VR,			Petrobras Global Finance,
9.00% (USD) (3)(4)	4,100,000	3,937	7.375%, 1/17/27 (USD)	5,060,000	5,202
BRF,			Petrobras Global Finance,
4.875%, 1/24/30 (USD)	1,100,000	929	8.75%, 5/23/26 (USD)	12,345,000	13,395
Cosan Overseas,			Republic of Brazil,
8.25% (USD) (4)	430,000	388	4.50%, 5/30/29 (USD)	3,790,000	3,906
CSN Islands,			Republic of Brazil,
6.75%, 1/28/28 (USD) (1)	700,000	451	4.625%, 1/13/28 (USD)	1,000,000	1,069
CSN Resources,			Republic of Brazil,
7.625%, 2/13/23 (USD)	1,350,000	947	5.00%, 1/27/45 (USD)	5,873,000	5,623
CSN Resources,			Republic of Brazil,
7.625%, 2/13/23 (USD) (1)	250,000	175	5.625%, 1/7/41 (USD)	2,100,000	2,155
CSN Resources,			Republic of Brazil,
7.625%, 4/17/26 (USD)	260,000	171	8.25%, 1/20/34 (USD)	380,000	485
Globo Comunicacao e
Participacoes,					33,748
4.875%, 1/22/30 (USD) (1)	530,000	456	Total Brazil
Globo Comunicacao e			(Cost $55,893)		51,600
Participacoes,

5.125%, 3/31/27 (USD)	500,000	448	CHILE 0.6%
Gusap,
4.25%, 1/21/30 (USD)	800,000	709
Itau Unibanco Holding, VR,			Corporate Bonds 0.6%
6.125% (USD) (1)(3)(4)	490,000	464	Corp Nacional del Cobre de Chile,
Itau Unibanco Holding, VR,			3.70%, 1/30/50 (USD) (1)	1,430,000	1,246
6.50% (USD) (1)(3)(4)	550,000	525	Celulosa Arauco y Constitucion,
Minerva Luxembourg,			4.20%, 1/29/30 (USD) (1)	670,000	578
6.50%, 9/20/26 (USD) (1)	1,600,000	1,470	Latam Finance,
Oi,			7.00%, 3/1/26 (USD)	1,400,000	645
10.00%, 7/27/25 (USD) (5)	775,000	536	Total Chile
Petrobras Global Finance,			(Cost $3,590)		2,469
6.75%, 1/27/41 (USD)	115,000	112
Rumo,
5.875%, 1/18/25 (USD) (1)	500,000	466	CHINA 2.2%
Rumo,
7.375%, 2/9/24 (USD) (1)	400,000	402	Corporate Bonds 2.2%
St Marys Cement,			China Evergrande Group,
5.75%, 1/28/27 (USD)	400,000	384	8.25%, 3/23/22 (USD)	300,000	245
Suzano Austria,			China Evergrande Group,
6.00%, 1/15/29 (USD)	1,000,000	941	9.50%, 4/11/22 (USD)	700,000	576
			CIFI Holdings Group,
		17,852	6.00%, 7/16/25 (USD)	1,118,000	984
Government Bonds 8.8%			CNAC HK Finbridge,
			4.625%, 3/14/23 (USD)	600,000	615
Brazil Notas do Tesouro Nacional,			CNOOC Curtis Funding No 1,
Series B, Inflation-Indexed,
6.00%, 5/15/45	3,974,762	928	4.50%, 10/3/23 (USD)	380,000	409
Petrobras Global Finance,			CNRC Capitale, VR,
5.625%, 5/20/43 (USD)	240,000	221	3.90% (USD) (3)(4)	400,000	391
Petrobras Global Finance,			Country Garden Holdings,
6.85%, 6/5/2115 (USD)	800,000	764	4.75%, 1/17/23 (USD)	750,000	705

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INSTITUTIONAL EMERGING MARKETS BOND FUND

	Par/Shares	$ Value		Par/Shares	$ Value
(Cost and value in $000s)			(Cost and value in $000s)

Country Garden Holdings,			COSTA RICA 1.1%
8.00%, 1/27/24 (USD)	700,000	719
Health & Happiness H&H			Government Bonds 1.1%
International Holdings,
5.625%, 10/24/24 (USD)	400,000	374	Instituto Costarricense de
			Electricidad,
Kaisa Group Holdings,			6.375%, 5/15/43 (USD)	900,000	572
8.50%, 6/30/22 (USD)	1,000,000	828
State Grid Overseas Investment			Republic of Costa Rica,
2013,			4.375%, 4/30/25 (USD)	1,130,000	939
4.375%, 5/22/43 (USD)	485,000	591	Republic of Costa Rica,
State Grid Overseas Investment			6.125%, 2/19/31 (USD)	800,000	680
2014,			Republic of Costa Rica,
4.85%, 5/7/44 (USD)	200,000	249	6.125%, 2/19/31 (USD) (1)	590,000	501
State Grid Overseas Investment			Republic of Costa Rica,
2016,			7.00%, 4/4/44 (USD)	2,035,000	1,649
4.00%, 5/4/47 (USD)	800,000	931	Total Costa Rica
Times China Holdings,			(Cost $5,189)		4,341
6.75%, 7/16/23 (USD)	1,115,000	1,012

Total China			DOMINICAN REPUBLIC 3.3%
(Cost $9,019)		8,629
			Government Bonds 3.3%
COLOMBIA 2.2%			Dominican Republic,
			5.50%, 1/27/25 (USD)	5,000,000	4,844
Government Bonds 2.2%			Dominican Republic,
Republic of Colombia,			5.95%, 1/25/27 (USD)	1,000,000	954
4.00%, 2/26/24 (USD)	800,000	812	Dominican Republic,
Republic of Colombia,			6.50%, 2/15/48 (USD)	700,000	623
4.50%, 1/28/26 (USD)	1,400,000	1,424	Dominican Republic,
Republic of Colombia,			6.85%, 1/27/45 (USD)	3,225,000	2,991
4.50%, 3/15/29 (USD)	285,000	294	Dominican Republic,
Republic of Colombia,			6.875%, 1/29/26 (USD) (1)	2,300,000	2,308
5.625%, 2/26/44 (USD)	1,000,000	1,108	Dominican Republic,
Republic of Colombia,			7.45%, 4/30/44 (USD)	850,000	833
6.125%, 1/18/41 (USD)	4,120,000	4,762	Total Dominican Republic
Total Colombia			(Cost $13,221)		12,553
(Cost $8,395)		8,400
			ECUADOR 0.9%
CONGO 0.1%
			Government Bonds 0.9%
Corporate Bonds 0.1%			Republic of Ecuador,
HTA Group,			7.875%, 1/23/28 (USD)	3,100,000	878
9.125%, 3/8/22 (USD)	500,000	469	Republic of Ecuador,
			7.95%, 6/20/24 (USD)	8,700,000	2,480
Total Congo
(Cost $518)		469	Total Ecuador
			(Cost $11,220)		3,358

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INSTITUTIONAL EMERGING MARKETS BOND FUND

	Par/Shares	$ Value		Par/Shares	$ Value
(Cost and value in $000s)			(Cost and value in $000s)
EGYPT 3.5%			GRENADA 0.0%

Government Bonds 3.5%			Government Bonds 0.0%
Arab Republic of Egypt,			Government of Grenada,
6.588%, 2/21/28 (USD)	2,000,000	1,713	7.00%, 5/12/30 (USD)	200,780	180
Arab Republic of Egypt,			Total Grenada
7.50%, 1/31/27 (USD)	4,500,000	4,110	(Cost $181)		180
Arab Republic of Egypt,
7.60%, 3/1/29 (USD)	1,000,000	899
Arab Republic of Egypt,			GUATEMALA 0.4%
7.903%, 2/21/48 (USD) (1)	300,000	245
Arab Republic of Egypt,			Government Bonds 0.4%
7.903%, 2/21/48 (USD)	645,000	526	Republic of Guatemala,
Arab Republic of Egypt,			4.90%, 6/1/30 (USD) (1)	1,630,000	1,575
8.50%, 1/31/47 (USD)	3,580,000	2,952
Arab Republic of Egypt,			Total Guatemala
8.50%, 1/31/47 (USD) (1)	3,450,000	2,845	(Cost $1,610)		1,575

Total Egypt			HONG KONG 0.3%
(Cost $16,047)		13,290

			Corporate Bonds 0.3%
EL SALVADOR 2.4%			Metropolitan Light,
			5.50%, 11/21/22 (USD)	320,000	302
Government Bonds 2.4%			Metropolitan Light,
Republic of El Salvador,			5.50%, 11/21/22 (USD) (1)	302,000	285
5.875%, 1/30/25 (USD)	1,965,000	1,741	SmarTone Finance,
Republic of El Salvador,			3.875%, 4/8/23 (USD)	600,000	634
6.375%, 1/18/27 (USD) (1)	2,730,000	2,412
Republic of El Salvador,			Total Hong Kong
7.65%, 6/15/35 (USD)	350,000	301	(Cost $1,206)		1,221
Republic of El Salvador,
8.25%, 4/10/32 (USD)	400,000	369	INDIA 0.1%
Republic of El Salvador,
8.625%, 2/28/29 (USD)	1,800,000	1,761	Corporate Bonds 0.1%
Republic of El Salvador,			HPCL-Mittal Energy,
8.625%, 2/28/29 (USD) (1)	2,535,000	2,481	5.25%, 4/28/27 (USD)	310,000	234
Total El Salvador			Shriram Transport Finance,
(Cost $10,410)		9,065	5.10%, 7/16/23 (USD)	450,000	315
			Total India
GHANA 1.5%			(Cost $703)		549

Government Bonds 1.5%			INDONESIA 6.2%
Republic of Ghana,
7.625%, 5/16/29 (USD)	900,000	651	Corporate Bonds 3.2%
Republic of Ghana,			Bank Tabungan Negara Persero,
8.125%, 1/18/26 (USD)	6,370,000	5,041	4.20%, 1/23/25 (USD)	210,000	185
Total Ghana			Pertamina Persero,
(Cost $7,259)		5,692	5.625%, 5/20/43 (USD)	6,020,000	6,140

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INSTITUTIONAL EMERGING MARKETS BOND FUND

	Par/Shares	$ Value		Par/Shares	$ Value
(Cost and value in $000s)			(Cost and value in $000s)
Pertamina Persero,
6.00%, 5/3/42 (USD)	1,500,000	1,597	Government Bonds 0.1%
Perusahaan Listrik Negara,			State of Israel,
3.875%, 7/17/29 (USD) (1)	865,000	812	3.875%, 7/3/50 (USD)	330,000	330
Perusahaan Listrik Negara,					330
4.125%, 5/15/27 (USD)	1,000,000	972
Perusahaan Listrik Negara,			Total Israel
4.375%, 2/5/50 (USD) (1)	400,000	358	(Cost $9,614)		9,595
Perusahaan Listrik Negara,
4.875%, 7/17/49 (USD) (1)	355,000	343	IVORY COAST 1.4%
Perusahaan Listrik Negara,
6.25%, 1/25/49 (USD) (1)	500,000	548	Government Bonds 1.4%
Theta Capital,
8.125%, 1/22/25 (USD)	1,666,000	1,224	Republic of Ivory Coast,
			6.625%, 3/22/48 (EUR) (1)	400,000	376
		12,179	Republic of Ivory Coast,
			6.625%, 3/22/48 (EUR)	800,000	753
Government Bonds 3.0%			Republic of Ivory Coast, STEP,
Perusahaan Penerbit,			5.75%, 12/31/32 (USD)	4,617,000	4,185
4.15%, 3/29/27 (USD)	2,100,000	2,112
Perusahaan Penerbit,			Total Ivory Coast
4.45%, 2/20/29 (USD)	1,700,000	1,742	(Cost $5,847)		5,314
Perusahaan Penerbit,
4.55%, 3/29/26 (USD)	5,400,000	5,567	JAMAICA 1.8%
Republic of Indonesia,
2.85%, 2/14/30 (USD)	800,000	780	Corporate Bonds 0.1%
Republic of Indonesia,			TransJamaican Highway,
4.35%, 1/11/48 (USD)	600,000	618	5.75%, 10/10/36 (USD) (1)	370,000	358
Republic of Indonesia,
9.00%, 3/15/29	12,897,000,000	835			358

		11,654	Government Bonds 1.7%
Total Indonesia			Government of Jamaica,
(Cost $25,060)		23,833	6.75%, 4/28/28 (USD)	600,000	626
			Government of Jamaica,
			7.875%, 7/28/45 (USD)	3,110,000	3,360
ISRAEL 2.5%			Government of Jamaica,
			8.00%, 3/15/39 (USD)	2,165,000	2,382
Corporate Bonds 2.4%
Bank Leumi Le-Israel, VR,					6,368
3.275%, 1/29/31 (USD) (1)(3)	1,700,000	1,562	Total Jamaica
Israel Chemicals,			(Cost $7,100)		6,726
6.375%, 5/31/38 (USD) (1)	1,550,000	1,695
Israel Electric,			KAZAKHSTAN 0.5%
4.25%, 8/14/28 (USD) (1)	5,370,000	5,554

Israel Electric,			Corporate Bonds 0.5%
7.75%, 12/15/27 (USD)	350,000	454
			KazMunayGas National,
		9,265	6.375%, 10/24/48 (USD) (1)	1,850,000	1,840
			Total Kazakhstan
			(Cost $1,833)		1,840

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INSTITUTIONAL EMERGING MARKETS BOND FUND

	Par/Shares	$ Value		Par/Shares	$ Value
(Cost and value in $000s)			(Cost and value in $000s)

KENYA 0.6%			Cometa Energia,
			6.375%, 4/24/35 (USD) (1)	1,453,500	1,330
Government Bonds 0.6%			Controladora Mabe,
			5.60%, 10/23/28 (USD) (1)	260,000	248
Republic of Kenya,			Mexico City Airport Trust,
7.25%, 2/28/28 (USD)	2,500,000	2,338	5.50%, 7/31/47 (USD)	10,063,000	8,596
Total Kenya			Mexico City Airport Trust,
(Cost $2,439)		2,338	5.50%, 7/31/47 (USD) (1)	1,200,000	1,025
			Petroleos Mexicanos,
KUWAIT 0.3%			5.35%, 2/12/28 (USD)	3,800,000	2,655
			Poinsettia Finance,
Corporate Bonds 0.3%			6.625%, 6/17/31 (USD) (1)	200,000	204
			Sixsigma Networks Mexico,
NBK Tier 1 Financing 2, VR,			7.50%, 5/2/25 (USD) (1)	600,000	425
4.50% (USD) (1)(3)(4)	1,200,000	1,134
Total Kuwait					17,659
(Cost $1,200)		1,134	Government Bonds 2.1%
			Petroleos Mexicanos,
LAO PEOPLE'S DEMOCRATIC REPUBLIC 0.2%			4.50%, 1/23/26 (USD)	1,700,000	1,253
			Petroleos Mexicanos,
Government Bonds 0.2%			5.50%, 6/27/44 (USD)	1,860,000	1,165
People's Democratic Republic of			Petroleos Mexicanos,
Laos,			5.625%, 1/23/46 (USD)	3,050,000	1,924
6.875%, 6/30/21 (USD) (1)	600,000	596	Petroleos Mexicanos,
			6.50%, 6/2/41 (USD)	4,980,000	3,218
Total Lao People's Democratic Republic			Petroleos Mexicanos,
(Cost $589)		596	6.75%, 9/21/47 (USD)	600,000	390
			Petroleos Mexicanos,
LEBANON 0.3%			7.19%, 9/12/24	2,700,000	91

Government Bonds 0.3%					8,041
Lebanese Republic,			Total Mexico
6.00%, 1/27/23 (USD) (2)(6)	6,185,000	1,209	(Cost $30,748)		25,700
Total Lebanon
(Cost $1,704)		1,209	MONGOLIA 1.2%

MEXICO 6.7%			Corporate Bonds 0.2%
			Development Bank of Mongolia,
Corporate Bonds 4.6%			7.25%, 10/23/23 (USD) (1)	1,035,000	895
Axtel,					895
6.375%, 11/14/24 (USD) (1)	700,000	582	Government Bonds 1.0%
Banco Santander Mexico, VR,
8.50% (USD) (3)(4)	800,000	828	Government of Mongolia,
BBVA Bancomer, VR,			5.125%, 12/5/22 (USD)	3,260,000	2,934
5.125%, 1/18/33 (USD) (3)	1,100,000	919
BBVA Bancomer, VR,
5.35%, 11/12/29 (USD) (3)	300,000	276
Cemex,
5.45%, 11/19/29 (USD)	700,000	571
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INSTITUTIONAL EMERGING MARKETS BOND FUND

	Par/Shares	$ Value		Par/Shares	$ Value
(Cost and value in $000s)			(Cost and value in $000s)
Government of Mongolia,			PAKISTAN 0.3%
5.625%, 5/1/23 (USD)	900,000	810
		3,744	Government Bonds 0.3%
			Islamic Republic of Pakistan,
Total Mongolia			6.875%, 12/5/27 (USD)	800,000	668
(Cost $5,116)		4,639	Islamic Republic of Pakistan,
			8.25%, 4/15/24 (USD)	700,000	623
NIGERIA 2.0%			Total Pakistan
			(Cost $1,579)		1,291
Government Bonds 2.0%
Republic of Nigeria,			PANAMA 0.5%
6.50%, 11/28/27 (USD)	2,700,000	1,889
Republic of Nigeria,
7.143%, 2/23/30 (USD)	4,900,000	3,441	Corporate Bonds 0.1%
Republic of Nigeria,			Aeropuerto Internacional de
7.875%, 2/16/32 (USD)	600,000	424	Tocumen,
Republic of Nigeria,			5.625%, 5/18/36 (USD)	300,000	308
8.747%, 1/21/31 (USD)	2,400,000	1,747			308
Total Nigeria
(Cost $10,705)		7,501	Government Bonds 0.4%
			Republic of Panama,
OMAN 1.8%			7.125%, 1/29/26 (USD)	1,200,000	1,459
					1,459
Corporate Bonds 0.2%			Total Panama
Lamar Funding,			(Cost $1,675)		1,767
3.958%, 5/7/25 (USD)	1,200,000	872
		872	PARAGUAY 0.9%
Government Bonds 1.6%			Corporate Bonds 0.2%
Sultanate of Oman,			Telefonica Celular del Paraguay,
4.75%, 6/15/26 (USD)	2,500,000	1,799	5.875%, 4/15/27 (USD) (1)	1,005,000	915
Sultanate of Oman,
5.375%, 3/8/27 (USD)	1,505,000	1,085			915
Sultanate of Oman,
5.625%, 1/17/28 (USD)	1,200,000	864	Government Bonds 0.7%
Sultanate of Oman,			Republic of Paraguay,
6.50%, 3/8/47 (USD)	2,360,000	1,555	5.40%, 3/30/50 (USD)	1,955,000	1,994
Sultanate of Oman,			Republic of Paraguay,
6.75%, 1/17/48 (USD) (1)	1,450,000	968	6.10%, 8/11/44 (USD)	570,000	607
		6,271			2,601
Total Oman			Total Paraguay
(Cost $10,226)		7,143	(Cost $3,823)		3,516

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INSTITUTIONAL EMERGING MARKETS BOND FUND

	Par/Shares	$ Value		Par/Shares	$ Value
(Cost and value in $000s)			(Cost and value in $000s)
PERU 1.1%			RUSSIA 1.9%

Corporate Bonds 0.5%			Corporate Bonds 0.6%
Consorcio Transmantaro,			ALROSA Finance,
4.70%, 4/16/34 (USD) (1)	280,000	264	4.65%, 4/9/24 (USD)	675,000	682
Lima Metro Line 2 Finance,			GTLK Europe,
5.875%, 7/5/34 (USD)	353,812	381	5.125%, 5/31/24 (USD)	1,150,000	1,086
Nexa Resources,			Petropavlovsk 2016,
5.375%, 5/4/27 (USD)	1,100,000	856	8.125%, 11/14/22 (USD)	600,000	576
Peru LNG,
5.375%, 3/22/30 (USD) (1)	960,000	575			2,344
		2,076	Government Bonds 1.3%
			Russian Federation,
Government Bonds 0.6%			4.375%, 3/21/29 (USD)	2,800,000	3,003
Republic of Peru,			Russian Federation,
2.844%, 6/20/30 (USD)	620,000	660	5.25%, 6/23/47 (USD)	1,600,000	1,944
Republic of Peru,
5.40%, 8/12/34 (1)	3,800,000	1,107			4,947
Republic of Peru,			Total Russia
6.55%, 3/14/37 (USD)	500,000	721	(Cost $7,658)		7,291
		2,488
			SAUDI ARABIA 1.6%
Total Peru
(Cost $5,286)		4,564	Government Bonds 1.6%
			Kingdom of Saudi Arabia,
PHILIPPINES 0.8%			3.25%, 10/26/26 (USD)	1,900,000	1,904
			Kingdom of Saudi Arabia,
Corporate Bonds 0.2%			5.00%, 4/17/49 (USD)	2,250,000	2,440
AC Energy Finance International,			Saudi Arabian Oil,
5.65% (USD) (4)	889,000	858	4.25%, 4/16/39 (USD)	1,700,000	1,693
		858	Total Saudi Arabia
			(Cost $6,090)		6,037
Government Bonds 0.6%
Republic of Philippines,			SENEGAL 1.4%
7.75%, 1/14/31 (USD)	1,700,000	2,416
		2,416	Government Bonds 1.4%
Total Philippines			Republic of Senegal,
(Cost $3,461)		3,274	4.75%, 3/13/28 (EUR)	1,500,000	1,508
			Republic of Senegal,
			6.25%, 5/23/33 (USD)	3,300,000	2,984
QATAR 0.3%			Republic of Senegal,
			6.25%, 5/23/33 (USD) (1)	900,000	814
Government Bonds 0.3%
			Total Senegal
State of Qatar,			(Cost $5,847)		5,306
4.817%, 3/14/49 (USD)	900,000	1,064
Total Qatar
(Cost $1,078)		1,064

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INSTITUTIONAL EMERGING MARKETS BOND FUND

	Par/Shares	$ Value		Par/Shares	$ Value
(Cost and value in $000s)			(Cost and value in $000s)
SERBIA 0.9%			Government Bonds 2.5%
Government Bonds 0.9%			Republic of Sri Lanka,
			5.75%, 1/18/22 (USD)	2,200,000	1,426
Republic of Serbia,			Republic of Sri Lanka,
1.50%, 6/26/29 (EUR) (1)	520,000	527	5.875%, 7/25/22 (USD)	2,750,000	1,773
Republic of Serbia,			Republic of Sri Lanka,
4.50%, 1/11/26	110,000,000	1,134	6.125%, 6/3/25 (USD)	6,200,000	3,552
Republic of Serbia,			Republic of Sri Lanka,
7.25%, 9/28/21 (USD)	1,728,000	1,814	6.20%, 5/11/27 (USD)	305,000	169
Total Serbia			Republic of Sri Lanka,
(Cost $3,446)		3,475	6.25%, 7/27/21 (USD)	2,850,000	1,845
			Republic of Sri Lanka,
SOUTH AFRICA 2.6%			6.85%, 3/14/24 (USD) (1)	1,175,000	695
					9,460
Corporate Bonds 0.3%			Total Sri Lanka
FirstRand Bank, VR,			(Cost $16,099)		10,138
6.25%, 4/23/28 (USD) (3)	400,000	361
MTN Mauritius Investments,
6.50%, 10/13/26 (USD)	800,000	769	THAILAND 0.1%
		1,130	Corporate Bonds 0.1%
Government Bonds 2.3%			Thaioil Treasury Center,
Republic of South Africa,			3.50%, 10/17/49 (USD) (1)	465,000	406
4.665%, 1/17/24 (USD)	2,347,000	2,212	Total Thailand
Republic of South Africa,			(Cost $463)		406
4.85%, 9/27/27 (USD)	1,200,000	1,060
Republic of South Africa,			TRINIDAD AND TOBAGO 0.2%
4.85%, 9/30/29 (USD)	650,000	536
Republic of South Africa,			Corporate Bonds 0.2%
5.65%, 9/27/47 (USD)	3,400,000	2,525
Republic of South Africa,			Trinidad Petroleum Holdings,
5.875%, 9/16/25 (USD)	2,390,000	2,305	9.75%, 6/15/26 (USD) (1)	700,000	672
Republic of South Africa,			Total Trinidad and Tobago
6.25%, 3/8/41 (USD)	450,000	363	(Cost $767)		672

		9,001
			TURKEY 4.4%
Total South Africa
(Cost $11,658)		10,131	Corporate Bonds 0.8%
			Turk Telekomunikasyon,
SRI LANKA 2.7%			4.875%, 6/19/24 (USD)	1,000,000	905
			Turk Telekomunikasyon,
Corporate Bonds 0.2%			6.875%, 2/28/25 (USD) (1)	670,000	635
SriLankan Airlines,			Turk Telekomunikasyon,
7.00%, 6/25/24 (USD)	845,000	678	6.875%, 2/28/25 (USD)	450,000	426
			Turkiye Sise ve Cam Fabrikalari,
		678	6.95%, 3/14/26 (USD) (1)	1,180,000	1,080

					3,046

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INSTITUTIONAL EMERGING MARKETS BOND FUND

	Par/Shares	$ Value			Par/Shares	$ Value
(Cost and value in $000s)				(Cost and value in $000s)
				Government of Ukraine,
Government Bonds 3.6%				9.75%, 11/1/28 (USD) (1)	2,300,000	2,245
Hazine Mustesarligi Varlik Kiralama,				Government of Ukraine,
4.489%, 11/25/24 (USD)	350,000	307		9.75%, 11/1/28 (USD)	4,150,000	4,051
Republic of Turkey,				Government of Ukraine, VR,
4.25%, 4/14/26 (USD)	2,900,000	2,425		0.00%, 5/31/40 (USD) (1)(2)(7)	860,000	637
Republic of Turkey,
4.875%, 10/9/26 (USD)	3,175,000	2,693				27,450
Republic of Turkey,				Total Ukraine
5.125%, 3/25/22 (USD)	2,000,000	1,938		(Cost $31,497)		29,104
Republic of Turkey,
5.125%, 2/17/28 (USD)	2,500,000	2,101		UNITED ARAB EMIRATES 0.4%
Republic of Turkey,
5.25%, 3/13/30 (USD)	700,000	569
Republic of Turkey,				Corporate Bonds 0.4%
6.00%, 3/25/27 (USD)	1,525,000	1,365		ADES International Holding,
Republic of Turkey,				8.625%, 4/24/24 (USD)	200,000	157
6.00%, 1/14/41 (USD)	3,100,000	2,437		Emirates NBD Bank, VR,
				6.125% (USD) (3)(4)	1,100,000	941
		13,835		Ruwais Power,
Total Turkey				6.00%, 8/31/36 (USD)	370,000	433
(Cost $18,220)		16,881		Total United Arab Emirates
				(Cost $1,775)		1,531
UKRAINE 7.5%
				UNITED KINGDOM 0.0%
Corporate Bonds 0.4%
MHP Lux,				Common Stocks 0.0%
6.25%, 9/19/29 (USD) (1)	1,015,000	802		Mriya Farming, (2)(8)	5,890	—
Ukraine Railways Via Rail Capital				Mriya Farming, Recovery
Markets,				Certificates,
8.25%, 7/9/24 (USD)	1,000,000	852	(EUR)	(8)	488,383	5
		1,654				5
Government Bonds 7.1%				Corporate Bonds 0.0%
Government of Ukraine,				Mriya Farming, EC,
6.75%, 6/20/26 (EUR) (1)	410,000	404		0.50%, 12/31/25 (USD) (1)(8)	1,239,500	19
Government of Ukraine,
7.75%, 9/1/21 (USD)	1,200,000	1,159				19
Government of Ukraine,				Total United Kingdom
7.75%, 9/1/21 (USD) (1)	2,000,000	1,931		(Cost $—)		24
Government of Ukraine,
7.75%, 9/1/22 (USD)	6,200,000	5,898
Government of Ukraine,				UNITED STATES 0.2%
7.75%, 9/1/24 (USD)	610,000	564
Government of Ukraine,				Corporate Bonds 0.1%
7.75%, 9/1/25 (USD)	3,395,000	3,103		Citgo Holding,
Government of Ukraine,				9.25%, 8/1/24 (1)	350,000	285
7.75%, 9/1/27 (USD)	6,805,000	6,259
Government of Ukraine,						285
8.994%, 2/1/24 (USD)	1,290,000	1,199

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INSTITUTIONAL EMERGING MARKETS BOND FUND

	Par/Shares	$ Value		Par/Shares	$ Value
(Cost and value in $000s)			(Cost and value in $000s)
			Petroleos de Venezuela,
Municipal Securities 0.1%			9.75%, 5/17/35 (USD) (2)(6)	985,000	69
Commonwealth of Puerto Rico,			Petroleos de Venezuela,
Series A, GO,			12.75%, 2/17/22 (USD) (2)(6)	3,430,000	240
8.00%, 7/1/35 (2)(6)	350,000	210	Republic of Venezuela,
		210	6.00%, 12/9/20 (USD) (2)(6)	3,350,000	335
			Republic of Venezuela,
Total United States			7.75%, 10/13/19 (USD) (2)(6)	3,600,000	360
(Cost $665)		495	Republic of Venezuela,
			9.25%, 9/15/27 (USD) (2)(6)	1,000,000	100
URUGUAY 1.3%			Republic of Venezuela,
			11.75%, 10/21/26 (USD) (2)(6)	1,500,000	150
Government Bonds 1.3%			Republic of Venezuela,
Republic of Uruguay,			11.95%, 8/5/31 (USD) (2)(6)	800,000	80
5.10%, 6/18/50 (USD)	4,350,000	4,998	Republic of Venezuela,
			12.75%, 8/23/22 (USD) (2)(6)	550,000	55
Total Uruguay
(Cost $4,947)		4,998			4,716
			Total Venezuela
UZBEKISTAN 1.1%			(Cost $25,116)		4,764
Government Bonds 1.1%			VIETNAM 1.8%
Republic of Uzbekistan,
4.75%, 2/20/24 (USD) (1)	2,145,000	2,121	Corporate Bonds 0.2%
Republic of Uzbekistan,			Mong Duong Finance Holdings,
5.375%, 2/20/29 (USD) (1)	485,000	483	5.125%, 5/7/29 (USD) (1)	565,000	481
Republic of Uzbekistan,			Mong Duong Finance Holdings,
5.375%, 2/20/29 (USD)	1,640,000	1,632	5.125%, 5/7/29 (USD)	550,000	469
Total Uzbekistan					950
(Cost $4,408)		4,236
			Government Bonds 1.6%
VENEZUELA 1.2%			Socialist Republic of Vietnam,
			4.80%, 11/19/24 (USD)	5,500,000	5,582
Corporate Bonds 0.0%			Socialist Republic of Vietnam,
			4.80%, 11/19/24 (USD) (1)	600,000	609
Electricidad de Caracas,
8.50%, 4/10/20 (USD) (2)(6)	800,000	48			6,191
		48	Total Vietnam
			(Cost $7,396)		7,141
Government Bonds 1.2%
Petroleos de Venezuela,			SHORT-TERM INVESTMENTS 2.6%
5.375%, 4/12/27 (USD) (2)(6)	3,600,000	252
Petroleos de Venezuela,			MONEY MARKET FUNDS 2.6%
6.00%, 5/16/24 (USD) (2)(6)	10,960,000	767
Petroleos de Venezuela,			T. Rowe Price Government Reserve
			Fund,
6.00%, 11/15/26 (USD) (2)(6)	2,950,000	207	0.95% (9)(10)	10,132,516	10,133
Petroleos de Venezuela,
8.50%, 10/27/20 (USD) (2)(6)	2,355,500	380	Total Short-Term Investments
Petroleos de Venezuela,			(Cost $10,133)		10,133
9.00%, 11/17/21 (USD) (2)(6)	24,590,000	1,721
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INSTITUTIONAL EMERGING MARKETS BOND FUND

(Amounts in 000s, except for contracts)

OPTIONS PURCHASED 0.0%
OTC Options Purchased 0.0%
Counterparty	Description	Contracts Notional Amount		$ Value
	Credit Default Swap, Protection Sold (Relevant Credit: Markit
	CDX. NA. HY-S33, 5 Year Index,12/20/24), Receive 5.00%
Goldman Sachs	Quarterly, Pay upon credit default, 6/17/20 @ $1.07%* (2)	1	4,800	3
Total Options Purchased (Cost $19)				3
Total Investments in Securities 99.1%
(Cost $470,498)				$381,466
Other Assets Less Liabilities 0.9%				3,465
Net Assets 100.0%				$384,931

‡	Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Par/Shares and Notional Amount are denominated in the currency of the country presented unless otherwise noted.
*	Exercise Spread
(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $71,484 and represents 18.6% of net assets.
(2)	Non-income producing
(3)	Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate.
Reference rate and spread is provided if the rate is currently floating.
(4)	Perpetual security with no stated maturity date.
(5)	Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(6)	Security is in default or has failed to make a scheduled interest and/or principal payment.
(7)	GDP-linked note provides for contingent payments linked to the gross domestic product of Ukraine; par reflects notional and will not be paid over the life or at maturity.
(8)	Level 3 in fair value hierarchy.
(9)	Seven-day yield
(10)	Affiliated Companies
BDLRPP	Argentina deposit rates (Badlar) at private banks
BRL	Brazilian Real
COP	Colombian Peso
EC	Escrow CUSIP; represents a beneficial interest in a residual pool of bankruptcy assets; the amount and timing of future distributions, if any, is uncertain; when presented, interest rate and maturity date are those of the original security.
EUR	Euro
FRN	Floating Rate Note
GO	General Obligation
IDR	Indonesian Rupiah
MXN	Mexican Peso
OTC	Over-the-counter
PEN	Peruvian New Sol
RUB	Russian Ruble
STEP	Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
USD	U. S. Dollar
VR	Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INSTITUTIONAL EMERGING MARKETS BOND FUND

(Amounts In 000s, except Market Price)
SWAPS (0.1)%
			Upfront
	Notional		Payments/	Unrealized
Description	Amount	$ Value	$ (Receipts)**	$ Gain/(Loss)
BILATERAL SWAPS (0.1)%
Credit Default Swaps, Protection Sold (0.1)%
Brazil (0.1)%
BNP Paribas, Protection Sold (Relevant Credit: Brazil Notas do Tesouro
Nacional, 4.25%, 1/7/25, $105.25*), Receive 1.00% Quarterly, Pay
Upon credit default, 6/20/25 (USD)	3,200	(262)	(304)	42
Total Brazil			(304)	42
Ukraine (0.0)%
Barclays Bank, Protection Sold (Relevant Credit: Government of Ukraine,
7.75%, 9/1/23, $90.51*), Receive 5.00% Quarterly, Pay Upon credit
default, 6/20/25 (USD)	1,200	(153)	(216)	63
Total Ukraine			(216)	63
Total Bilateral Credit Default Swaps, Protection Sold			(520)	105
Total Bilateral Swaps			(520)	105

*Market Price at March 31, 2020
** Includes interest purchased or sold but not yet collected of $2.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INSTITUTIONAL EMERGING MARKETS BOND FUND

(Amounts In 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS

					Unrealized
Counterparty	Settlement		Receive	Deliver	Gain/(Loss)
Bank of America	4/9/20	IDR	5,550,046USD	345	$ (5)
Bank of America	4/9/20	USD	596IDR	8,344,379	85
Bank of America	4/17/20	USD	1,207RUB	78,295	209
Bank of America	5/22/20	EUR	467USD	501	15
BNP Paribas	4/8/20	USD	1,244PEN	4,146	37
BNP Paribas	4/9/20	USD	2,559IDR	35,026,201	413
BNP Paribas	6/2/20	USD	2,964BRL	12,943	483
BNP Paribas	6/5/20	COP	4,436,016USD	1,081	6
Citibank	4/17/20	MXN	35,226USD	1,526	(45)
Credit Suisse	4/9/20	USD	596IDR	8,344,379	85
Credit Suisse	6/2/20	BRL	5,158USD	1,096	(107)
Goldman Sachs	4/9/20	IDR	13,301,164USD	799	16
Goldman Sachs	4/9/20	IDR	4,545,473USD	285	(6)
Goldman Sachs	5/22/20	EUR	1,794USD	1,987	(4)
Goldman Sachs	6/5/20	COP	4,170,647USD	1,020	1
Goldman Sachs	7/10/20	USD	466IDR	7,803,526	(4)
HSBC Bank	4/9/20	IDR	20,183,227USD	1,334	(98)
HSBC Bank	4/17/20	MXN	23,806USD	991	10
HSBC Bank	5/22/20	EUR	441USD	490	(3)
JPMorgan Chase	4/17/20	MXN	16,836USD	699	8
JPMorgan Chase	4/17/20	RUB	78,295USD	1,038	(40)
JPMorgan Chase	4/17/20	USD	1,292MXN	24,478	263
Morgan Stanley	4/17/20	MXN	18,066USD	778	(19)
Morgan Stanley	5/22/20	EUR	462USD	510	1
Morgan Stanley	6/2/20	USD	1,580BRL	7,539	135
Morgan Stanley	6/5/20	USD	2,222COP	8,606,663	113
RBC Dominion Securities	5/22/20	EUR	570USD	649	(19)
State Street	4/17/20	MXN	9,165USD	453	(67)
State Street	4/17/20	USD	4,321MXN	82,039	872
State Street	5/22/20	EUR	72USD	80	(1)
State Street	5/22/20	USD	8,523EUR	7,811	(110)
State Street	6/2/20	BRL	22,841USD	4,525	(148)
State Street	6/2/20	USD	1,552BRL	7,517	112
Net unrealized gain (loss) on open forward currency
exchange contracts					$2,188

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INSTITUTIONAL EMERGING MARKETS BOND FUND

FUTURES CONTRACTS
($000 s)
			Value and
	Expiration	Notional	Unrealized Gain
	Date	Amount	(Loss)
Long, 103 U. S. Treasury Notes five year contracts	6/20	12,912	$368
Long, 19 U. S. Treasury Notes ten year contracts	6/20	2,635	40
Net payments (receipts) of variation margin to date			(413)
Variation margin receivable (payable) on open futures contracts			$(5)

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INSTITUTIONAL EMERGING MARKETS BOND FUND

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2020. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.

Change in Net
	Net Realized Gain		Unrealized	Investment
Affiliate		(Loss)	Gain/Loss	Income
T. Rowe Price Government Reserve Fund	$	—#	$—	$44+
Supplementary Investment Schedule
	Value	Purchase	Sales	Value
Affiliate	12/31/19	Cost	Cost	3/31/20
T. Rowe Price Government Reserve Fund	$13,202	¤	¤	$10,133^

# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
+ Investment income comprised $44 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $10,133.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INSTITUTIONAL EMERGING MARKETS BOND FUND
Unaudited
NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price Institutional Emerging Markets Bond Fund (the fund) is registered under the Investment Company Act of
1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques
Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as

T. ROWE PRICE INSTITUTIONAL EMERGING MARKETS BOND FUND

well as prices quoted by dealers who make markets in such securities. Generally, debt securities are categorized in Level
2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

Equity securities listed or regularly traded on a securities exchange or in the OTC market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities, the fund will adjust the previous quoted prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust quoted prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares quoted prices, the next day’s opening prices in the same markets, and adjusted prices.

Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Non-U.S. equity securities generally are categorized in Level 2 of the fair value hierarchy despite the availability of quoted prices because, as described above, the fund evaluates and determines whether those quoted prices reflect fair value at the close of the NYSE or require adjustment. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy. Listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices and generally are categorized in Level 2 of the fair value hierarchy.
Financial futures contracts are valued at closing settlement prices and are categorized in Level 1 of the fair value hierarchy. Forward currency exchange contracts are valued using the prevailing forward exchange rate and are categorized in Level 2 of the fair value hierarchy. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers and generally are categorized in Level 2 of the fair value hierarchy; however, if unobservable inputs are significant to the valuation, the swap would be categorized in Level 3.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of troubled or thinly traded debt instruments, the Valuation Committee considers a variety of factors,

T. ROWE PRICE INSTITUTIONAL EMERGING MARKETS BOND FUND

which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2020 (for further detail by category, please refer to the accompanying Portfolio of Investments):

($000s)	Level 1	Level 2	Level 3	Total Value
Assets
Common Stocks	$—	$ —	$ 5	$ 5
Corporate Bonds	—	94,476	19	94,495
Fixed Income Securities[1]	—	276,830	—	276,830
Short-Term Investments	10,133	—	—	10,133
Options Purchased	—	3	—	3
Total Securities	10,133	371,309	24	381,466
Forward Currency Exchange Contracts	—	2,864	—	2,864
Total	$10,133	$ 374,173	$ 24	$ 384,330
Liabilities
Swaps	$—	$ 415	$ —	$ 415
Forward Currency Exchange Contracts	—	676	—	676
Futures Contracts	5	—	—	5
Total	$5	$ 1,091	$ —	$ 1,096

[1] Includes Government Bonds, Municipal Securities.

Following is a reconciliation of the fund’s Level 3 holdings for the period ended March 31, 2020. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on Level 3 instruments held at March 31, 2020, totaled $(18,000) for the period ended March 31, 2020.

($000s)
	Beginning		Ending
	Balance	Gain (Loss)	Balance
	1/1/20	During Period	3/31/20
Investment in Securities
Common Stocks	$6	$(1)	$5
Corporate Bonds	36	(17)	19
Total	$42	$(18)	$24